Summary of fair values of warrants assumptions (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	4.16%
Expected life (years)	1 year 4 months 6 days
Weighted average share price	$ 2.76
Weighted average exercise price	$ 1.93